                                 VALIC COMPANY I

    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 5, 2005

1. Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, the chart should be supplemented with the following:

                                                                                      OTHER ACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                          Registered Investment      Pooled Investment
                                                                Companies                Vehicles                Other Accounts
                                                         ----------------------   ----------------------   -------------------------
                     Advisers/                            No. of      Assets       No. of       Assets      No. of        Assets
    Portfolio       Sub-adviser    Portfolio Managers    Accounts   ($millions)   Accounts   ($millions)   Accounts     ($millions)
    ---------       -----------    ------------------    --------   -----------   --------   -----------   --------   --------------
Core Value Fund    American        Schniedwind, John         6         6,049         --           --          --           --
                   Century         Borgwardt, Kurt           6         5,810         --           --          --           --
                                   Zhang, Zili               6         5,810         --           --          --           --
                                   Pang, Lynette             4         1,082         --           --          --           --

------------------------------------------------------------------------------------------------------------------------------------
International      American        Creveling, Keith         10         7,763          1           44           1           169
Growth I Fund      Century Global  Tedder, Alexander         4         3,539          1          42.6          1           215

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund     American        Martin, Bill             14         7,428         --           --           3           316
                   Century         Von Turk, Wilhelmine      6         2,344         --           --           2           306
                                   Vaiana, Thomas           12         6,365         --           --           3           316
                                   Ertley, Brian             6         2,344         --           --           2           306

------------------------------------------------------------------------------------------------------------------------------------
Small Cap          Putnam          Petro, Michael C.         2         1687.2         5         441.4        9(1)     1,359.3(148.1)
Special Values                     Shadek, Jr., Edward T.    4        2,738.7         4          391         9(1)     1,359.3(148.1)
Fund

------------------------------------------------------------------------------------------------------------------------------------
VALIC Ultra        American        Slome, Wade W.            2         22,671        --           --          --           --
Fund               Century         Sullivan, Jerry           4         23,128        --           --          --           --
                                   Telford, Tom              2         17,138        --           --          --           --

------------------------------------------------------------------------------------------------------------------------------------

2. With respect to the Foreign Value Fund, the Fund is permitted to purchased or hold real estate securities, real estate investment trusts (REITs), collateralized mortgage obligations and asset backed securities and invest up to 10% of its total assets in unseasoned issuers.






DATED:  JULY 21, 2006